UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Emerging Markets Bond Fund® Semi-annual report for the six months ended June 30, 2018

Find compelling opportunities in
emerging markets
bonds with a flexible
approach.

American Funds Emerging Markets Bond Fund seeks to provide a high level of total return over the long term, of which current income is a large component.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2018:

	Cumulative total return	Average annual total return
Class A shares	1 year	Lifetime (since 4/22/16)

Reflecting 3.75% maximum sales charge	–5.49%	4.61%

The fund’s gross expense ratio for Class A shares is 1.25%, and the net expense ratio is 1.00% as of the prospectus dated March 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least March 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The first half of American Funds Emerging Markets Bond Fund’s fiscal year presented a challenging environment for investors in emerging markets bonds. Signs of slowing global growth and escalating trade tensions helped fuel volatility. Market returns were broadly negative.

The fund declined 5.25% for the six months ended June 30, 2018. Dividends paid at each month-end during the period totaled just under 29 cents a share. Fund investors who reinvested their dividends earned an income return of 2.80%. For those taking their dividends in cash, the figure was 2.77%.

By way of comparison, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified* shed 5.23% over the same period. This index measures broad returns across U.S. dollar-denominated emerging markets bonds.

The fund’s selectivity in regard to particular bonds and countries helped results relative to the market index. However, these positive contributions were offset by the negative impact of currency exposure — especially in regard to the Brazilian real and Argentine peso. The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies, and use of derivatives such as currency forward contracts.

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 4/22/16)

American Funds Emerging Markets Bond Fund (Class A shares)	–5.25%	–1.83%	3.88%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified*	–5.23	–1.60	3.57
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified*	–6.44	–2.33	2.64
Lipper Emerging Markets Hard Currency Debt Funds Average†	–5.74	–2.20	3.76

*	The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Emerging Markets Bond Fund	1

Market overview

Early in the period, positive developments buoyed several larger markets — including South Africa (where Cyril Ramaphosa became president) and Russia, which received a ratings upgrade from Standard & Poor’s. However, the tide soon turned.

Sentiment soured in Russia after the U.S. Treasury Department imposed further sanctions on certain companies and individuals. And in Brazil, investor confidence was dented by a major trucking strike and concern that fiscal reforms could stall following October’s general election.

Yields (which move inversely to bond prices) rose for U.S. Treasuries — putting pressure on U.S. dollar-denominated emerging markets bonds. At the same time, dollar strength created challenges for countries with large refinancing needs, as well as those with substantial dollar-denominated liabilities.

These funding and balance of payment pressures further weakened emerging markets currencies. Later in the period, market concern about the pace and sustainability of global growth (especially in Europe and China) began to grow, further lifting emerging markets bond yields.

Local currency bonds in Brazil and Russia recorded six-month returns of –12.0% and –5.9%, respectively, in dollar terms. But it was Argentina that was hardest hit; local currency bonds there declined 37.3% as the peso weakened despite steep rate hikes and currency market intervention by the central bank.

The J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified* shed 6.44% in U.S. dollar terms. A 50%–50% blend of this local currency index and the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified declined 5.78%.

Inside the portfolio

In the past six months, managers have made adjustments to the fund’s portfolio amid increased volatility and shifts in relative value. Of the 46 countries whose bonds were held in the portfolio as of June 30, Argentina, Brazil, Egypt, Indonesia, Mexico, Russia, South Africa and Thailand figured prominently.

Argentine dollar-denominated bonds remain a meaningful holding, given their favorable valuations. That said, we are mindful that the government is pursuing a challenging policy path that balances competing needs for growth, fiscal reform and funding. Investments were trimmed.

Portfolio managers are also carefully weighing the outlook for Russia in light of additional sanctions imposed by the U.S. in April. Rising oil prices have strengthened the economy. Russia appears well-placed to withstand a period of reduced access to dollar financing, though the situation is fluid.

*	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2	American Funds Emerging Markets Bond Fund

Overall, the portfolio has become more heavily invested in local currency bonds from Asia. Recent additions include Thailand, where yields have been attractive and the currency could find support from the export-driven economy. Indonesian exposure also increased, while holdings in Malaysia and India were trimmed. India remains a significant investment, although we are keeping a close eye on rising inflation and the central bank’s policy response.

Although valuations in certain local markets appear favorable, we have used derivative instruments to selectively reduce exposure to emerging markets currencies (the portfolio’s net U.S. dollar exposure has, therefore, increased).

Looking ahead

The recent bout of dollar strength — along with higher U.S. bond yields due in part to less accommodative monetary policy — have created a more challenging investment environment for emerging markets bonds. Country-specific risks in certain larger markets and escalating trade tensions between the U.S. and China have also added to volatility.

And yet, there are many reasons to remain constructive. Global growth — albeit at a moderating pace — provides a supportive backdrop. Prices for oil and some industrial commodities (key exports for many emerging economies) could also find support from tighter supply conditions. Fundamentals for a number of countries are reasonably strong, and, in some cases, improved debt structures suggest decreased vulnerability to higher U.S. interest rates than in the past.

Our research has continued to uncover attractive opportunities. The fund’s flexible approach also allows for portfolio managers to try to add value in other ways — by emphasizing certain maturities or currencies, for example. We can also make use of derivative instruments such as forward currency contracts and interest rate swaps to help manage exposures when, for example, cash bonds are unavailable or not attractively priced.

Thank you for choosing to invest in American Funds Emerging Markets Bond Fund. We look forward to reporting to you again in six months’ time.

Cordially,

Robert H. Neithart

President August 15, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2018, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 6.14%.

American Funds Emerging Markets Bond Fund	3

Summary investment portfolio June 30, 2018	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.14%
AAA/Aaa	.08
AA/Aa	2.84
A/A	22.89
BBB/Baa	29.40
Below investment grade	35.40
Unrated	.60
Short-term securities & other assets less liabilities	8.65

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 91.35%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 86.30%
Argentine Republic 7.50% 2026		$6,550	$6,067
Argentine Republic 2.50%–32.22% 2020–2022[1,2]	ARS	149,023	4,780
Argentine Republic 0%–6.88% 2021–2048		$5,780	4,722
Argentine Republic 7.82% 2033[3,4]		€1,238	1,447
Bahrain (Kingdom of) 6.125% 2023		$4,800	4,679
Bahrain (Kingdom of) 6.13%–6.75% 2022–2029[5]		4,940	4,670
Brazil (Federative Republic of) 0% 2021	BRL	34,350	6,726
Brazil (Federative Republic of) 10.00% 2023		36,440	9,193
Brazil (Federative Republic of) 10.00% 2025		45,393	11,030
Brazil (Federative Republic of) 0%–10.00% 2020–2055[1]		32,405	8,073
Colombia (Republic of), Series B, 7.50% 2026	COP	15,462,800	5,614
Colombia (Republic of) 3.50%–7.75% 2021–2030[1]		7,161,723	2,602
Colombia (Republic of) 3.875% 2027		$800	775
Cote d’Ivoire (Republic of) 5.25% 2030[3]		€8,550	9,593

4	American Funds Emerging Markets Bond Fund

	Principal amount (000)		Value (000)
Cote d’Ivoire (Republic of) 5.38%–6.13% 2024–2033[3,4,5]		$2,178	$1,988
Dominican Republic 5.50%–7.50% 2021–2045[3,5]		12,630	12,743
Dominican Republic 10.38%–11.50% 2023–2027	DOP	72,100	1,570
Egypt (Arab Republic of) 5.58%–8.50% 2022–2047[5]		$12,900	12,370
Egypt (Arab Republic of) 14.80%–17.20% 2023–2027	EGP	130,700	7,029
Egypt (Arab Republic of) 5.625% 2030		€1,465	1,542
Guatemala (Republic of) 4.375% 2027		$5,125	4,766
Guatemala (Republic of) 4.50%–4.88% 2026–2028		2,700	2,584
Honduras (Republic of) 6.25% 2027		6,900	6,950
Honduras (Republic of) 6.25%–8.75% 2020–2027[5]		3,375	3,430
India (Republic of) 6.84% 2022	INR	570,000	7,982
India (Republic of) 7.16%–8.60% 2021–2034		972,050	13,843
Indonesia (Republic of), Series 70, 8.375% 2024	IDR	75,991,000	5,443
Indonesia (Republic of), Series 59, 7.00% 2027		68,394,000	4,497
Indonesia (Republic of), Series 64, 6.125% 2028		178,418,000	11,112
Indonesia (Republic of) 7.00%–9.00% 2022–2036		74,475,000	5,378
Indonesia (Republic of) 3.38%–5.88% 2023–2026		$2,900	2,927
Indonesia (Republic of) 3.75% 2028		€2,900	3,746
Iraq (Republic of) 6.752% 2023[5]		$5,505	5,303
Jordan (Hashemite Kingdom of) 5.75% 2027[5]		4,800	4,470
Kazakhstan (Republic of) 3.88%–6.50% 2024–2045		3,700	4,245
Kenya (Republic of) 6.875% 2024		7,225	7,152
Kenya (Republic of) 5.88%–8.25% 2019–2048[5]		3,185	3,085
Kenya (Republic of) 11.00%–12.50% 2024–2033[3]	KES	532,000	5,463
Malaysia (Federation of), Series 0217, 4.059% 2024	MYR	24,300	5,987
Malaysia (Federation of), Series 0316, 3.90% 2026		31,917	7,656
Malaysia (Federation of), Series 0415, 4.254% 2035		20,200	4,619
Malaysia (Federation of) 3.49%–4.79% 2020–2035		34,943	8,544
Nigeria (Republic of) 16.288% 2027	NGN	1,746,900	5,452
Nigeria (Republic of) 6.50%–7.63% 2021–2047[5]		$5,340	5,399
Nigeria (Republic of) 12.40%–16.39% 2022–2036	NGN	995,000	2,791
Panama (Republic of) 4.50% 2047[3]		$7,700	7,488
Panama (Republic of) 4.50% 2050[3]		5,135	4,949
Paraguay (Republic of) 5.60% 2048[5]		5,130	4,989
Paraguay (Republic of) 4.70%–5.00% 2026–2027[5]		5,200	5,203
Peru (Republic of) 6.35% 2028	PEN	18,800	5,993
Peru (Republic of) 6.15% 2032		18,805	5,888
Peru (Republic of) 5.70% 2024		6,000	1,898
Peru (Republic of) 4.125% 2027		$2,965	3,039
Poland (Republic of), Series 0420, 1.50% 2020	PLN	46,500	12,408
Poland (Republic of), Series 0922, 5.75% 2022		18,200	5,534
Poland (Republic of) 3.25%–4.00% 2024–2026		$4,700	4,685
Poland (Republic of), Series 0726, 2.50% 2026	PLN	13,800	3,529
Romania 4.00%–5.95% 2021–2025	RON	35,800	9,065
Romania 3.375% 2038		€2,725	3,018
Romania 5.125% 2048[5]		$1,900	1,838
Russian Federation 7.50% 2021	RUB	287,300	4,628
Russian Federation 7.00% 2023		510,700	8,028
Russian Federation 8.15% 2027		571,500	9,453
Russian Federation 4.375% 2029[5]		$6,600	6,391
Russian Federation 8.50% 2031	RUB	497,550	8,485
Russian Federation 5.25% 2047		$6,400	6,182
Senegal (Republic of) 4.75% 2028[3]		€5,300	5,786

American Funds Emerging Markets Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR	199,400	$15,936
South Africa (Republic of), Series R-214, 6.50% 2041		170,395	8,864
South Africa (Republic of), Series R-2048, 8.75% 2048		144,000	9,556
South Africa (Republic of) 4.665% 2024		$1,500	1,479
South Africa (Republic of) 2.00%–8.50% 2025–2037[1]	ZAR	98,256	6,544
South Korea (Republic of), Series 2712, 2.375% 2027	KRW	10,700,000	9,467
South Korea (Republic of), Series 2209, 2.00% 2022		4,400,000	3,901
Sri Lanka (Democratic Socialist Republic of) 5.75%–6.85% 2019–2028[5]		$16,295	15,451
Thailand (Kingdom of) 1.875% 2022	THB	217,500	6,541
Thailand (Kingdom of) 2.125% 2026		338,550	9,866
Thailand (Kingdom of) 3.40% 2036		170,000	5,242
Thailand (Kingdom of) 1.20%–3.85% 2021–2025[1]		92,926	2,918
Turkey (Republic of) 2.00%–11.00% 2020–2026[1]	TRY	70,815	12,769
Turkey (Republic of) 4.25%–7.38% 2022–2026		$14,250	13,187
United Mexican States, Series M, 6.50% 2021	MXN	202,200	9,867
United Mexican States, Series M, 6.50% 2022		255,400	12,348
United Mexican States, Series M20, 10.00% 2024		157,000	8,885
United Mexican States, Series M, 5.75% 2026		142,100	6,396
United Mexican States 4.00%–8.00% 2023–2046[1]		227,378	11,649
United Mexican States 3.75%–5.75% 2027–2110		$3,730	3,606
Uruguay (Oriental Republic of) 4.38%–9.88% 2022–2028[1,3]	UYU	506,824	15,784
Other securities			49,932
			628,702

Corporate bonds & notes 4.91%
Energy 3.16%
KazMunayGas National Co JSC 4.75% 2027		$3,300	3,230
Petrobras Global Finance Co. 8.75% 2026		5,650	6,128
Petrobras Global Finance Co. 4.38%–6.85% 2022–2115[5]		5,268	4,942
Petróleos Mexicanos 5.38%–6.88% 2022–2048[5]		3,308	3,400
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	116,670	5,138
YPF SA 8.50% 2025		$200	191
			23,029

Utilities 1.60%
Other securities			11,638

Materials 0.15%
Other securities			1,089

Total corporate bonds & notes			35,756

U.S. Treasury bonds & notes 0.14%

U.S. Treasury 0.14%
Other securities			992

Total bonds, notes & other debt instruments (cost: $725,385,000)			665,450

Short-term securities 6.10%
Argentinian Treasury Bills (5.71%) due 9/14/2018	ARS	69,604	2,524
Argentinian Treasury Bills 2.69%–4.23% due 7/13/2018–8/10/2018		$425	425
Egyptian Treasury Bills 15.11%–16.18% due 7/17/2018–12/25/2018	EGP	197,750	10,432
Mizuho Bank, Ltd. 1.95% due 7/6/2018[5]		$10,000	9,996

6	American Funds Emerging Markets Bond Fund

	Principal amount (000)		Value (000)
Nigerian Treasury Bills 11.51%–16.91% due 7/5/2018–1/3/2019	NGN	3,617,970	$9,775
Swedbank AB 1.85% due 7/2/2018		$11,300	11,298

Total short-term securities (cost: $45,725,000)			44,450
Total investment securities 97.45% (cost: $771,110,000)			709,900
Other assets less liabilities 2.55%			18,584

Net assets 100.00%			$728,484

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $808,000, which represented .11% of the net assets of the fund.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD1,716	ZAR21,700	UBS AG	7/9/2018	$136
USD1,306	TRY5,675	Bank of America, N.A.	7/9/2018	76
USD1,668	BRL5,950	JPMorgan Chase	7/12/2018	135
USD1,674	BRL5,975	Bank of America, N.A.	7/12/2018	134
USD8,973	BRL30,725	Goldman Sachs	7/13/2018	1,058
USD3,981	ZAR48,375	Goldman Sachs	7/13/2018	460
USD3,458	ZAR45,700	Goldman Sachs	7/16/2018	134
USD4,568	KRW4,932,600	Bank of America, N.A.	7/19/2018	141
USD5,976	ZAR80,850	Bank of America, N.A.	7/19/2018	98
USD309	INR21,000	Citibank	7/19/2018	3
USD3,746	MYR15,000	JPMorgan Chase	7/20/2018	34
USD1,993	INR135,040	JPMorgan Chase	7/20/2018	27
USD1,689	ZAR23,200	Bank of America, N.A.	7/20/2018	3
EUR2,250	USD2,640	Citibank	7/23/2018	(7)
USD3,714	EUR3,200	JPMorgan Chase	7/23/2018	(31)
USD4,062	EUR3,500	Morgan Stanley	7/23/2018	(33)
USD4,734	INR324,900	Citibank	7/24/2018	6
USD3,590	ZAR49,000	JPMorgan Chase	7/25/2018	30
USD5,574	INR385,000	Citibank	7/25/2018	(27)
USD4,692	THB155,000	Morgan Stanley	7/31/2018	10
USD1,134	EUR895	Citibank	3/6/2019	67
USD1,439	EUR1,125	Goldman Sachs	3/8/2019	99
USD860	EUR680	Goldman Sachs	3/8/2019	50
USD3,301	EUR2,600	JPMorgan Chase	3/15/2019	199
USD1,841	EUR1,450	JPMorgan Chase	3/15/2019	111
USD7,444	EUR5,900	Citibank	3/29/2019	397
USD5,302	EUR4,190	Citibank	3/29/2019	298
USD2,171	EUR1,695	JPMorgan Chase	3/29/2019	146

American Funds Emerging Markets Bond Fund	7

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD1,137	EUR900	Citibank	3/29/2019	$62
USD1,861	EUR1,465	Goldman Sachs	4/12/2019	110
				$3,926

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2018 (000)
8.14%	28-day MXN-TIIE	2/3/2028	MXN25,000	$10	$—	$10
8.10%	28-day MXN-TIIE	5/4/2028	75,000	18	—	18
					$—	$28

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $87,564,000, which represented 12.02% of the net assets of the fund.

Key to abbreviations and symbols

ARS = Argentine pesos

BRL = Brazilian reais

COP = Colombian pesos

DOP = Dominican pesos

EGP = Egyptian pounds

EUR/€ = Euros

IDR = Indonesian rupiah

INR = Indian rupees

KES = Kenyan shillings

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

PEN = Peruvian nuevos soles

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

UYU = Uruguayan pesos

ZAR = South African rand

See Notes to Financial Statements

8	American Funds Emerging Markets Bond Fund

Financial statements

Statement of assets and liabilities at June 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $771,110)			$709,900
Cash			1,466
Cash denominated in currencies other than U.S. dollars (cost: $735)			737
Unrealized appreciation on open forward currency contracts			4,024
Receivables for:
Sales of investments	$906
Sales of fund’s shares	2,506
Variation margin on swap contracts	57
Interest	11,855		15,324
			731,451
Liabilities:
Unrealized depreciation on open forward currency contracts			98
Payables for:
Repurchases of fund’s shares	1,168
Dividends on fund’s shares	304
Closed forward currency contracts	266
Investment advisory services	341
Services provided by related parties	106
Trustees’ deferred compensation	—	*
Non-U.S. taxes	183
Variation margin on swap contracts	17
Other	484		2,869
Net assets at June 30, 2018			$728,484

Net assets consist of:
Capital paid in on shares of beneficial interest			$787,509
Distributions in excess of net investment income			(399)
Accumulated net realized loss			(927)
Net unrealized depreciation			(57,699)
Net assets at June 30, 2018			$728,484

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Emerging Markets Bond Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (76,215 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$296,347	31,005	$9.56
Class C	18,284	1,913	9.56
Class T	9	1	9.56
Class F-1	9,949	1,041	9.56
Class F-2	194,739	20,374	9.56
Class F-3	42,754	4,473	9.56
Class 529-A	6,090	638	9.56
Class 529-C	1,031	108	9.56
Class 529-E	407	43	9.56
Class 529-T	10	1	9.56
Class 529-F-1	875	91	9.56
Class R-1	114	12	9.56
Class R-2	655	68	9.56
Class R-2E	528	55	9.56
Class R-3	1,314	137	9.56
Class R-4	815	85	9.56
Class R-5E	32	3	9.56
Class R-5	356	37	9.56
Class R-6	154,175	16,130	9.56

See Notes to Financial Statements

10	American Funds Emerging Markets Bond Fund

Statement of operations for the six months ended June 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $400)		$19,490
Fees and expenses*:
Investment advisory services	$1,640
Distribution services	473
Transfer agent services	269
Administrative services	90
Reports to shareholders	27
Registration statement and prospectus	167
Trustees’ compensation	1
Auditing and legal	6
Custodian	112
Other	22
Total fees and expenses before reimbursements	2,807
Less miscellaneous fee reimbursement	2
Total fees and expenses after reimbursements		2,805
Net investment income		16,685

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $150)	(1,638)
Forward currency contracts	1,545
Swap contracts	186
Currency transactions	(964)	(871)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(65,529)
Forward currency contracts	4,395
Swap contracts	15
Currency translations	(429)	(61,548)
Net realized loss and unrealized depreciation		(62,419)

Net decrease in net assets resulting from operations		$(45,734)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Emerging Markets Bond Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30,	December 31,
	2018*	2017
Operations:
Net investment income	$16,685	$10,485
Net realized (loss) gain	(871)	227
Net unrealized (depreciation) appreciation	(61,548)	5,164
Net (decrease) increase in net assets resulting from operations	(45,734)	15,876

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(16,547)	(10,369)
Distributions from net realized gain on investments	(122)	(639)
Total dividends and distributions paid or accrued to shareholders	(16,669)	(11,008)

Net capital share transactions	457,848	259,095

Total increase in net assets	395,445	263,963

Net assets:
Beginning of period	333,039	69,076
End of period (including distributions in excess of net investment income: $(399) and $(537), respectively)	$728,484	$333,039

* Unaudited.

See Notes to Financial Statements

12	American Funds Emerging Markets Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Emerging Markets Bond Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American Funds Emerging Markets Bond Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Emerging Markets Bond Fund	15

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	American Funds Emerging Markets Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2018, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Emerging Markets Bond Fund	17

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or

18	American Funds Emerging Markets Bond Fund

generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

American Funds Emerging Markets Bond Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $38,322,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

20	American Funds Emerging Markets Bond Fund

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $4,907,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known

American Funds Emerging Markets Bond Fund	21

as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. As of June 30, 2018, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $3,893,000.

22	American Funds Emerging Markets Bond Fund

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,024	Unrealized depreciation on open forward currency contracts	$98
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	266
Swaps	Interest	Unrealized appreciation*	28	Unrealized depreciation*	—
			$4,052		$364

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$1,545	Net unrealized appreciation on forward currency contracts	$4,395
Swaps	Interest	Net realized gain on swap contracts	243	Net unrealized appreciation on swap contracts	15
Swaps	Credit	Net realized loss on swap contracts	(57)	Net unrealized appreciation on swap contracts	—
			$1,731		$4,410

*	Includes cumulative appreciation/depreciation on interest rate swaps as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

American Funds Emerging Markets Bond Fund	23

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$451	$(66)	$(385)	$—	$—
Citibank	834	(39)	—	(795)	—
Goldman Sachs	1,910	(196)	—	(1,490)	224
JPMorgan Chase	683	(30)	—	(540)	113
Morgan Stanley	10	(10)	—	—	—
UBS AG	136	—	(136)	—	—
Total	$4,024	$(341)	$(521)	$(2,825)	$337
Liabilities:
Bank of America, N.A.	$66	$(66)	$—	$—	$—
Citibank	39	(39)	—	—	—
Goldman Sachs	196	(196)	—	—	—
JPMorgan Chase	30	(30)	—	—	—
Morgan Stanley	33	(10)	—	—	23
Total	$364	$(341)	$—	$—	$23

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

24	American Funds Emerging Markets Bond Fund

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; non-U.S. taxes on capital gains and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$545
Late year ordinary loss deferral*	(1,064)
Undistributed long-term capital gains	117

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,241
Gross unrealized depreciation on investments	(62,612)
Net unrealized depreciation on investments	(57,371)
Cost of investments	771,225

American Funds Emerging Markets Bond Fund	25

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2018						Year ended December 31, 2017
Share class	Ordinary income[1]		Long-term capital gains[1]		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$7,610		$50		$7,660		$7,387		$196		$7,583
Class B2							—	[3]	—		—	[3]
Class C	428		3		431		280		13		293
Class T4	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class F-1	560		2		562		358		19		377
Class F-2	4,341		33		4,374		2,009		64		2,073
Class F-3[5]	1,007		7		1,014		408		22		430
Class 529-A	146		1		147		115		4		119
Class 529-B2							—	[3]	—		—	[3]
Class 529-C	21		—	[3]	21		21		1		22
Class 529-E	11		—	[3]	11		11		—	[3]	11
Class 529-T4	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class 529-F-1	25		—	[3]	25		31		1		32
Class R-1	3		—	[3]	3		5		—	[3]	5
Class R-2	13		—	[3]	13		20		—	[3]	20
Class R-2E	9		—	[3]	9		2		—	[3]	2
Class R-3	31		—	[3]	31		17		1		18
Class R-4	16		—	[3]	16		6		—	[3]	6
Class R-5E	1		—	[3]	1		2		—	[3]	2
Class R-5	10		—	[3]	10		6		—	[3]	6
Class R-6	2,315		26		2,341		7		—	[3]	7
Total	$16,547		$122		$16,669		$10,687		$321		$11,008

[1]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2018.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

26	American Funds Emerging Markets Bond Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of average daily net assets. For the six months ended June 30, 2018, the investment advisory services fee was $1,640,000.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended June 30, 2018, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

American Funds Emerging Markets Bond Fund	27

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	American Funds Emerging Markets Bond Fund

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$343		$148		$14		Not applicable
Class C	88		9		5		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	25		12		5		Not applicable
Class F-2	Not applicable		72		37		Not applicable
Class F-3	Not applicable		16		9		Not applicable
Class 529-A	5		3		1		$2
Class 529-C	4		—	*	—	*	—	*
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	2		1		—	*	Not applicable
Class R-2E	1		—	*	—	*	Not applicable
Class R-3	3		1		—	*	Not applicable
Class R-4	1		—	*	—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		7		19		Not applicable
Total class-specific expenses	$473		$269		$90		$2

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Emerging Markets Bond Fund	29

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2018.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2018

Class A	$140,497	13,639	$5,996		594		$(28,220)	(2,817)	$118,273		11,416
Class C	10,647	1,029	418		41		(4,067)	(407)	6,998		663
Class T	—	—	—		—		—	—	—		—
Class F-1	16,088	1,545	535		52		(25,120)	(2,437)	(8,497)		(840)
Class F-2	162,845	15,773	4,365		435		(22,788)	(2,290)	144,422		13,918
Class F-3	26,935	2,626	921		92		(4,219)	(423)	23,637		2,295
Class 529-A	3,095	301	147		15		(464)	(45)	2,778		271
Class 529-C	649	63	21		2		(142)	(14)	528		51
Class 529-E	79	8	11		1		(29)	(3)	61		6
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	303	29	25		2		(99)	(10)	229		21
Class R-1	28	3	2		—	[2]	(3)	— [2]	27		3
Class R-2	355	34	13		1		(33)	(3)	335		32
Class R-2E	539	52	8		1		— [2]	— [2]	547		53
Class R-3	716	69	31		3		(5)	(1)	742		71
Class R-4	598	58	15		2		(17)	(2)	596		58
Class R-5E	10	1	—	[2]	—	[2]	(1)	— [2]	9		1
Class R-5	124	12	10		1		(27)	(3)	107		10
Class R-6	164,950	15,899	2,341		238		(235)	(25)	167,056		16,112
Total net increase (decrease)	$528,458	51,141	$14,859		1,480		$(85,469)	(8,480)	$457,848		44,141

30	American Funds Emerging Markets Bond Fund

					Reinvestments of
					dividends and						Net increase
	Sales[1]				distributions				Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

For the year ended December 31, 2017

Class A	$158,897		15,329		$4,366		420		$(21,688)	(2,084)	$141,575	13,665
Class B3	—	[2]	—	[2]	—	[2]	—	[2]	(10)	(1)	(10)	(1)
Class C	13,747		1,321		285		28		(1,771)	(171)	12,261	1,178
Class T4	10		1		—		—		—	—	10	1
Class F-1	20,326		1,966		375		36		(2,425)	(234)	18,276	1,768
Class F-2	73,440		7,097		2,041		197		(17,034)	(1,634)	58,447	5,660
Class F-3[5]	24,112		2,307		361		35		(1,698)	(164)	22,775	2,178
Class 529-A	3,227		311		118		12		(275)	(26)	3,070	297
Class 529-B3	—		—		—	[2]	—	[2]	(11)	(1)	(11)	(1)
Class 529-C	617		60		22		2		(236)	(23)	403	39
Class 529-E	295		28		12		1		(22)	(2)	285	27
Class 529-T4	10		1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	1,041		100		31		3		(454)	(44)	618	59
Class R-1	14		1		3		—	[2]	— [2]	— [2]	17	1
Class R-2	243		24		20		1		(205)	(20)	58	5
Class R-2E	—		—		—		—		—	—	—	—
Class R-3	682		66		15		1		(56)	(5)	641	62
Class R-4	293		29		5		—		(39)	(4)	259	25
Class R-5E	—		—		—		—		—	—	—	—
Class R-5	275		26		5		1		(19)	(2)	261	25
Class R-6	169		16		6		1		(25)	(2)	150	15
Total net increase (decrease)	$297,398		28,683		$7,665		738		$(45,968)	(4,417)	$259,095	25,004

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $477,846,000 and $56,329,000, respectively, during the six months ended June 30, 2018.

American Funds Emerging Markets Bond Fund	31

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[4,5]	$10.38	$.29	$(.82)	$(.53)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[4,9]	10.00	.40	(.24)	.16
Class C:
6/30/2018[4,5]	10.38	.25	(.82)	(.57)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[4,11]	10.19	.22	(.43)	(.21)
Class T:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017[4,13]	10.22	.47	.18	.65
Class F-1:
6/30/2018[4,5]	10.38	.29	(.83)	(.54)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[4,11]	10.19	.25	(.44)	(.19)
Class F-2:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class F-3:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017[4,14]	9.91	.60	.48	1.08

32	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of Capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.29)	$—	[6]	$—	$(.29)	$9.56	(5.25)%[7]	$296		1.07%[8]		1.07%[8]		5.73%[8]
(.61)	(.02)		—	(.63)	10.38	12.93	203		1.25		1.01		6.00
(.37)	—		(.02)	(.39)	9.77	1.58 [7,10]	58		1.00	[8,10]	.93	[8,10]	5.74	[8,10]

(.25)	—	[6]	—	(.25)	9.56	(5.62)[7]	18		1.85	[8]	1.85	[8]	4.94	[8]
(.53)	(.02)		—	(.55)	10.38	12.08	13		2.04		1.78		5.19
(.20)	—		(.01)	(.21)	9.77	(2.09)[7]	1		.80	[7]	.73	[7]	2.26	[7]

(.30)	—	[6]	—	(.30)	9.56	(5.14)[7,10]	—	[12]	.87	[8,10]	.86	[8,10]	5.99	[8,10]
(.47)	(.02)		—	(.49)	10.38	6.45 [7,10]	—	[12]	1.04	[8,10]	.79	[8,10]	6.20	[8,10]

(.28)	—	[6]	—	(.28)	9.56	(5.28)[7]	10		1.13	[8]	1.13	[8]	5.67	[8]
(.61)	(.02)		—	(.63)	10.38	12.87	20		1.35		1.05		5.98
(.22)	—		(.01)	(.23)	9.77	(1.86)[7]	1		.55	[7]	.46	[7]	2.54	[7]

(.30)	—	[6]	—	(.30)	9.56	(5.14)[7]	195		.83	[8]	.83	[8]	5.94	[8]
(.63)	(.02)		—	(.65)	10.38	13.14	67		1.04		.79		6.20
(.23)	—		(.01)	(.24)	9.77	(1.81)[7]	8		.58	[7]	.42	[7]	2.54	[7]

(.30)	—	[6]	—	(.30)	9.56	(5.14)[7]	43		.83	[8]	.82	[8]	5.94	[8]
(.59)	(.02)		—	(.61)	10.38	11.13 [7]	23		1.08	[8]	.80	[8]	6.19	[8]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[4,5]	$10.38	$.29	$(.83)	$(.54)
12/31/2017	9.77	.61	.62	1.23
12/31/2016[4,11]	10.19	.25	(.44)	(.19)
Class 529-C:
6/30/2018[4,5]	10.38	.25	(.82)	(.57)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[4,11]	10.19	.23	(.43)	(.20)
Class 529-E:
6/30/2018[4,5]	10.38	.28	(.83)	(.55)
12/31/2017	9.77	.60	.62	1.22
12/31/2016[4,11]	10.19	.24	(.43)	(.19)
Class 529-T:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017[4,13]	10.22	.47	.18	.65
Class 529-F-1:
6/30/2018[4,5]	10.38	.30	(.83)	(.53)
12/31/2017	9.77	.63	.63	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-1:
6/30/2018[4,5]	10.38	.26	(.82)	(.56)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

34	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.28)	$—	[6]	$—	$(.28)	$9.56	(5.27)%[7]	$6		1.10%[8]		1.10%[8]		5.70%[8]
(.60)	(.02)		—	(.62)	10.38	12.79	4		1.39		1.15		5.87
(.22)	—		(.01)	(.23)	9.77	(1.88)[7]	1		.56	[7]	.49	[7]	2.52	[7]

(.25)	—	[6]	—	(.25)	9.56	(5.63)[7]	1		1.88	[8]	1.88	[8]	4.92	[8]
(.53)	(.02)		—	(.55)	10.38	12.06 [10]	1		2.03	[10]	1.80	[10]	5.21	[10]
(.21)	—		(.01)	(.22)	9.77	(1.99)[7,10]	—	[12]	.72	[7,10]	.64	[7,10]	2.31	[7,10]

(.27)	—	[6]	—	(.27)	9.56	(5.38)[7]	—	[12]	1.33	[8]	1.33	[8]	5.48	[8]
(.59)	(.02)		—	(.61)	10.38	12.71	—	[12]	1.47		1.24		5.76
(.22)	—		(.01)	(.23)	9.77	(1.89)[7,10]	—	[12]	.55	[7,10]	.49	[7,10]	2.40	[7,10]

(.30)	—	[6]	—	(.30)	9.56	(5.16)[7,10]	—	[12]	.92	[8,10]	.92	[8,10]	5.92	[8,10]
(.47)	(.02)		—	(.49)	10.38	6.40 [7,10]	—	[12]	1.10	[8,10]	.85	[8,10]	6.14	[8,10]

(.29)	—	[6]	—	(.29)	9.56	(5.18)[7]	1		.91	[8]	.91	[8]	5.90	[8]
(.63)	(.02)		—	(.65)	10.38	13.12	1		1.08		.85		6.11
(.23)	—		(.01)	(.24)	9.77	(1.78)[7]	—	[12]	.47	[7]	.37	[7]	2.55	[7]

(.26)	—	[6]	—	(.26)	9.56	(5.51)[7,10]	—	[12]	1.62	[8,10]	1.61	[8,10]	5.20	[8,10]
(.56)	(.02)		—	(.58)	10.38	12.37 [10]	—	[12]	1.73	[10]	1.52	[10]	5.51	[10]
(.23)	—		(.01)	(.24)	9.77	(1.77)[7,10]	—	[12]	.40	[7,10]	.36	[7,10]	2.49	[7,10]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[4,5]	$10.38	$.26	$(.82)	$(.56)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[4,11]	10.19	.23	(.43)	(.20)
Class R-2E:
6/30/2018[4,5]	10.38	.26	(.80)	(.54)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-3:
6/30/2018[4,5]	10.38	.27	(.82)	(.55)
12/31/2017	9.77	.59	.63	1.22
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-4:
6/30/2018[4,5]	10.38	.29	(.82)	(.53)
12/31/2017	9.77	.63	.62	1.25
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-5E:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)
Class R-5:
6/30/2018[4,5]	10.38	.30	(.82)	(.52)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

36	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.26)	$—	[6]	$—	$(.26)	$9.56	(5.54)%[7]	$1		1.67%[8]		1.67%[8]		5.12%[8]
(.56)	(.02)		—	(.58)	10.38	12.39 [10]	—	[12]	1.71	[10]	1.50	[10]	5.52	[10]
(.21)	—		(.01)	(.22)	9.77	(1.99)[7,10]	—	[12]	.68	[7,10]	.62	[7,10]	2.34	[7,10]

(.28)	—	[6]	—	(.28)	9.56	(5.31)[7]	1		1.44	[8]	1.43	[8]	5.33	[8]
(.64)	(.02)		—	(.66)	10.38	13.29 [10]	—	[12]	1.01	[10]	.70	[10]	6.33	[10]
(.23)	—		(.01)	(.24)	9.77	(1.77)[7,10]	—	[12]	.39	[7,10]	.35	[7,10]	2.46	[7,10]

(.27)	—	[6]	—	(.27)	9.56	(5.39)[7]	1		1.35	[8]	1.35	[8]	5.45	[8]
(.59)	(.02)		—	(.61)	10.38	12.70	1		1.52		1.27		5.73
(.23)	—		(.01)	(.24)	9.77	(1.81)[7,10]	—	[12]	.46	[7,10]	.41	[7,10]	2.47	[7,10]

(.29)	—	[6]	—	(.29)	9.56	(5.26)[7]	1		1.07	[8]	1.07	[8]	5.72	[8]
(.62)	(.02)		—	(.64)	10.38	13.03	—	[12]	1.22		.96		6.03
(.23)	—		(.01)	(.24)	9.77	(1.76)[7,10]	—	[12]	.39	[7,10]	.35	[7,10]	2.46	[7,10]

(.30)	—	[6]	—	(.30)	9.56	(5.14)[7]	—	[12]	.84	[8]	.83	[8]	6.00	[8]
(.64)	(.02)		—	(.66)	10.38	13.29	—	[12]	.99		.69		6.33
(.23)	—		(.01)	(.24)	9.77	(1.76)[7]	—	[12]	.39	[7]	.35	[7]	2.46	[7]

(.30)	—	[6]	—	(.30)	9.56	(5.12)[7]	—	[12]	.80	[8]	.80	[8]	6.00	[8]
(.64)	(.02)		—	(.66)	10.38	13.23	—	[12]	1.00		.74		6.27
(.23)	—		(.01)	(.24)	9.77	(1.76)[7]	—	[12]	.38	[7]	.34	[7]	2.47	[7]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2018[4,5]	$10.38	$.29	$(.81)	$(.52)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[4,11]	10.19	.25	(.43)	(.18)

	Six months ended June 30, 2018[4,5,7]	Year ended December 31, 2017	For the period 4/22/2016 to 12/31/2016[4,7,9]
Portfolio turnover rate for all share classes	11%	35%	43%

See Notes to Financial Statements

38	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.30)	$—	[6]	$—	$(.30)	$9.56	(5.13)%[7]	$154		72%[8]		.72%[8]		5.98%[8]
(.63)	(.02)		—	(.65)	10.38	13.17	—	[12]	1.00		.79		6.20
(.23)	—		(.01)	(.24)	9.77	(1.78)[7]	—	[12]	.41	[7]	.37	[7]	2.48	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period April 22, 2016, commencement of operations, through December 31, 2016.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	For the period July 29, 2016, commencement of operations, through December 31, 2016.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Emerging Markets Bond Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds Emerging Markets Bond Fund

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$947.51	$5.17	1.07%
Class A – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class C – actual return	1,000.00	943.83	8.92	1.85
Class C – assumed 5% return	1,000.00	1,015.62	9.25	1.85
Class T – actual return	1,000.00	948.61	4.16	.86
Class T – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class F-1 – actual return	1,000.00	947.21	5.46	1.13
Class F-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
Class F-2 – actual return	1,000.00	948.55	4.01	.83
Class F-2 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class F-3 – actual return	1,000.00	948.56	3.96	.82
Class F-3 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 529-A – actual return	1,000.00	947.31	5.31	1.10
Class 529-A – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class 529-C – actual return	1,000.00	943.67	9.06	1.88
Class 529-C – assumed 5% return	1,000.00	1,015.47	9.39	1.88
Class 529-E – actual return	1,000.00	946.25	6.42	1.33
Class 529-E – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class 529-T – actual return	1,000.00	948.36	4.44	.92
Class 529-T – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 – actual return	1,000.00	948.24	4.40	.91
Class 529-F-1 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-1 – actual return	1,000.00	944.93	7.76	1.61
Class R-1 – assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class R-2 – actual return	1,000.00	944.59	8.05	1.67
Class R-2 – assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class R-2E – actual return	1,000.00	946.91	6.90	1.43
Class R-2E – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-3 – actual return	1,000.00	946.14	6.51	1.35
Class R-3 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-4 – actual return	1,000.00	947.44	5.17	1.07
Class R-4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-5E – actual return	1,000.00	948.59	4.01	.83
Class R-5E – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-5 – actual return	1,000.00	948.75	3.87	.80
Class R-5 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class R-6 – actual return	1,000.00	948.69	3.48	.72
Class R-6 – assumed 5% return	1,000.00	1,021.22	3.61	.72

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Emerging Markets Bond Fund	41

Approval of Investment Advisory and Service Agreement

American Funds Emerging Markets Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for another one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return, of which a large component is current income. They compared the fund’s investment results

42	American Funds Emerging Markets Bond Fund

with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Emerging Markets Hard Currency Debt Funds Average, the J.P. Morgan EMBI Global Diversified Index, the J.P. Morgan GBI-EM Global Diversified Index, and a 50%/50% blend of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index. They noted the fund’s short history and reviewed the results for the one-year and lifetime periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Emerging Markets Hard Currency Debt Funds category. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible

American Funds Emerging Markets Bond Fund	43

ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	American Funds Emerging Markets Bond Fund

This page was intentionally left blank.

American Funds Emerging Markets Bond Fund	45

This page was intentionally left blank.

46	American Funds Emerging Markets Bond Fund

This page was intentionally left blank.

American Funds Emerging Markets Bond Fund	47

This page was intentionally left blank.

48	American Funds Emerging Markets Bond Fund

This page was intentionally left blank.

American Funds Emerging Markets Bond Fund	49

This page was intentionally left blank.

50	American Funds Emerging Markets Bond Fund

This page was intentionally left blank.

American Funds Emerging Markets Bond Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Emerging Markets Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of American Funds Emerging Markets Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Emerging Markets Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Emerging Markets Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Emerging Markets Bond Fund®
Investment portfolio
June 30, 2018
unaudited
Bonds, notes & other debt instruments 91.35% Bonds & notes of governments & government agencies outside the U.S. 86.30%	Principal amount (000)	Value (000)
Argentine Republic 4.00% 2020[1]	ARS34,000	$1,186
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 32.223% 2020[2]	12,000	430
Argentine Republic 2.50% 2021[1]	46,547	1,382
Argentine Republic 6.875% 2021	$2,800	2,768
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.938% 2022[2]	ARS56,476	1,782
Argentine Republic 7.50% 2026	$6,550	6,067
Argentine Republic 5.875% 2028	2,000	1,631
Argentine Republic 7.82% 2033[3,4]	€1,238	1,447
Argentine Republic 0% 2035	$600	35
Argentine Republic 6.875% 2048	380	288
Armenia (Republic of) 7.15% 2025[5]	400	420
Bahrain (Kingdom of) 6.125% 2022	3,400	3,319
Bahrain (Kingdom of) 6.125% 2023	4,800	4,679
Bahrain (Kingdom of) 6.75% 2029[5]	1,540	1,351
Bank of Thailand 1.49% 2019	THB144,260	4,348
Bank of Thailand 1.50% 2019	15,230	460
Bank of Thailand 1.34% 2020	70,000	2,100
Belarus (Republic of) 6.875% 2023[5]	$415	431
Brazil (Federative Republic of) 0% 2020	BRL8,430	1,841
Brazil (Federative Republic of) 0% 2021	34,350	6,726
Brazil (Federative Republic of) 10.00% 2021	12,000	3,146
Brazil (Federative Republic of) 10.00% 2023	36,440	9,193
Brazil (Federative Republic of) 10.00% 2025	45,393	11,030
Brazil (Federative Republic of) 6.00% 2055[1]	11,975	3,086
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[2]	ARS74,344	2,118
Chile (Banco Central de) 4.50% 2026	CLP645,000	985
Colombia (Republic of) 3.875% 2027	$800	775
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP1,682,323	640
Colombia (Republic of), Series B, 7.00% 2022	4,989,400	1,782
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	5,614
Colombia (Republic of), Series B, 7.75% 2030	490,000	180
Cote d’Ivoire (Republic of) 5.375% 2024[5]	$900	846
Cote d’Ivoire (Republic of) 5.25% 2030[3]	€8,550	9,593
Cote d’Ivoire (Republic of) 5.75% 2032[3,4]	$278	258
Cote d’Ivoire (Republic of) 6.125% 2033[3,5]	1,000	884
Dominican Republic 7.50% 2021[3]	550	578
Dominican Republic 10.50% 2023	DOP39,300	856
Dominican Republic 11.50% 2024	10,000	224
Dominican Republic 5.50% 2025	$3,480	3,465
Dominican Republic 6.875% 2026[5]	1,200	1,276
Dominican Republic 6.875% 2026	1,200	1,276
Dominican Republic 10.375% 2026	DOP9,600	201
Dominican Republic 5.95% 2027[5]	$3,600	3,568
Dominican Republic 5.95% 2027	2,000	1,983
Dominican Republic 11.25% 2027	DOP13,200	289
Dominican Republic 6.85% 2045[5]	$600	597
Egypt (Arab Republic of) 6.125% 2022	2,000	1,972
American Funds Emerging Markets Bond Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.577% 2023[5]	$2,100	$1,995
Egypt (Arab Republic of) 14.80% 2023	EGP42,400	2,211
Egypt (Arab Republic of) 17.20% 2023	35,600	2,017
Egypt (Arab Republic of) 5.875% 2025	$2,500	2,331
Egypt (Arab Republic of) 7.50% 2027[5]	4,000	3,942
Egypt (Arab Republic of) 15.70% 2027	EGP52,700	2,801
Egypt (Arab Republic of) 6.588% 2028[5]	$2,100	1,936
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,542
Egypt (Arab Republic of) 8.50% 2047[5]	$200	194
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,500	3,435
European Bank for Reconstruction & Development 7.375% 2019	IDR7,190,000	497
Ghana (Republic of) 21.00% 2019	GHS400	85
Ghana (Republic of) 24.00% 2019	105	23
Ghana (Republic of) 24.75% 2019	500	108
Ghana (Republic of) 21.00% 2020	2,590	562
Ghana (Republic of) 24.75% 2021	13,695	3,307
Ghana (Republic of) 7.875% 2023	$200	205
Ghana (Republic of) 19.75% 2024	GHS1,100	245
Ghana (Republic of) 8.125% 2026[3,5]	$500	514
Ghana (Republic of) 19.00% 2026	GHS5,830	1,270
Guatemala (Republic of) 4.50% 2026	$400	384
Guatemala (Republic of) 4.375% 2027	5,125	4,766
Guatemala (Republic of) 4.875% 2028	2,300	2,200
Honduras (Republic of) 8.75% 2020	400	434
Honduras (Republic of) 6.25% 2027	6,900	6,950
Honduras (Republic of) 6.25% 2027[5]	2,975	2,996
Hungary 5.375% 2024	290	309
India (Republic of) 7.80% 2021	INR119,300	1,744
India (Republic of) 6.84% 2022	570,000	7,982
India (Republic of) 7.16% 2023	310,000	4,370
India (Republic of) 7.68% 2023	70,000	1,007
India (Republic of) 8.60% 2028	86,300	1,300
India (Republic of) 7.59% 2029	303,100	4,252
India (Republic of) 7.61% 2030	72,350	1,015
India (Republic of) 7.73% 2034	11,000	155
Indonesia (Republic of) 3.375% 2023	$1,300	1,256
Indonesia (Republic of) 5.875% 2024	800	858
Indonesia (Republic of) 4.75% 2026	800	813
Indonesia (Republic of) 3.75% 2028	€2,900	3,746
Indonesia (Republic of), Series 61, 7.00% 2022	IDR10,000,000	685
Indonesia (Republic of), Series 70, 8.375% 2024	75,991,000	5,443
Indonesia (Republic of), Series 56, 8.375% 2026	7,050,000	503
Indonesia (Republic of), Series 59, 7.00% 2027	68,394,000	4,497
Indonesia (Republic of), Series 64, 6.125% 2028	178,418,000	11,112
Indonesia (Republic of), Series 71, 9.00% 2029	40,000,000	2,983
Indonesia (Republic of), Series 72, 8.25% 2036	17,425,000	1,207
Iraq (Republic of) 6.752% 2023[5]	$5,505	5,303
Iraq (Republic of) 5.80% 2028[3]	250	225
Jordan (Hashemite Kingdom of) 6.125% 2026	200	194
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	4,800	4,470
Kazakhstan (Republic of) 3.875% 2024	500	503
Kazakhstan (Republic of) 5.125% 2025	300	317
Kazakhstan (Republic of) 6.50% 2045	2,900	3,425
Kenya (Republic of) 5.875% 2019	800	804
Kenya (Republic of) 6.875% 2024	7,225	7,152
American Funds Emerging Markets Bond Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 12.50% 2024[3]	KES276,000	$2,843
Kenya (Republic of) 12.50% 2025[3]	175,500	1,819
Kenya (Republic of) 11.00% 2026[3]	46,000	451
Kenya (Republic of) 11.00% 2027[3]	14,000	137
Kenya (Republic of) 7.25% 2028[5]	$1,725	1,661
Kenya (Republic of) 12.50% 2033[3]	KES20,500	213
Kenya (Republic of) 8.25% 2048[5]	$660	620
Kuwait (State of) 2.75% 2022[5]	900	878
Maharashtra (State of) 8.12% 2025	INR20,210	290
Maharashtra (State of) 7.25% 2026	100,000	1,362
Maharashtra (State of) 8.51% 2026	14,000	205
Malaysia (Federation of), Series 0612, 3.492% 2020	MYR2,900	717
Malaysia (Federation of), Series 0314, 4.048% 2021	4,000	1,000
Malaysia (Federation of), Series 0215, 3.795% 2022	8,200	2,028
Malaysia (Federation of), Series 0217, 4.059% 2024	24,300	5,987
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	496
Malaysia (Federation of), Series 0316, 3.90% 2026	31,917	7,656
Malaysia (Federation of), Series 0311, 4.392% 2026	4,100	1,021
Malaysia (Federation of), Series 0212, 3.892% 2027	11,033	2,634
Malaysia (Federation of), Series 0310, 4.498% 2030	285	70
Malaysia (Federation of), Series 0415, 4.254% 2035	20,200	4,619
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	578
Morocco (Kingdom of) 4.25% 2022	$4,250	4,253
National Highways Authority of India 7.17% 2021	INR30,000	421
Nigeria (Republic of) 6.75% 2021	$3,900	3,974
Nigeria (Republic of) 6.75% 2021[5]	1,000	1,019
Nigeria (Republic of) 16.39% 2022	NGN250,000	749
Nigeria (Republic of) 14.2% 2024	485,000	1,390
Nigeria (Republic of) 6.50% 2027[5]	$235	219
Nigeria (Republic of) 16.288% 2027	NGN1,746,900	5,452
Nigeria (Republic of) 12.40% 2036	260,000	652
Nigeria (Republic of) 7.625% 2047[5]	$205	187
Pakistan (Islamic Republic of) 5.50% 2021[5]	900	839
Pakistan (Islamic Republic of) 5.625% 2022[5]	1,200	1,087
Pakistan (Islamic Republic of) 8.25% 2024	700	671
Pakistan (Islamic Republic of) 8.25% 2025	1,350	1,294
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,400	1,220
Panama (Republic of) 4.50% 2047[3]	7,700	7,488
Panama (Republic of) 4.50% 2050[3]	5,135	4,949
Paraguay (Republic of) 5.00% 2026[5]	2,400	2,418
Paraguay (Republic of) 5.00% 2026	1,500	1,511
Paraguay (Republic of) 4.70% 2027[5]	1,300	1,274
Paraguay (Republic of) 5.60% 2048[5]	5,130	4,989
Peru (Republic of) 5.70% 2024	PEN6,000	1,898
Peru (Republic of) 4.125% 2027	$2,965	3,039
Peru (Republic of) 6.35% 2028	PEN18,800	5,993
Peru (Republic of) 6.15% 2032	18,805	5,888
Poland (Republic of) 4.00% 2024	$2,800	2,848
Poland (Republic of) 3.25% 2026	1,900	1,837
Poland (Republic of), Series 0420, 1.50% 2020	PLN46,500	12,408
Poland (Republic of), Series 0922, 5.75% 2022	18,200	5,534
Poland (Republic of), Series 0726, 2.50% 2026	13,800	3,529
Portuguese Republic 5.125% 2024	$1,000	1,038
Qatar (State of) 3.875% 2023[5]	2,440	2,443
Qatar (State of) 4.50% 2028[5]	1,150	1,163
American Funds Emerging Markets Bond Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 5.103% 2048[5]	$1,800	$1,799
Romania 4.00% 2021	RON9,500	2,339
Romania 5.95% 2021	17,000	4,428
Romania 4.75% 2025	9,300	2,298
Romania 3.375% 2038	€2,725	3,018
Romania 5.125% 2048[5]	$1,900	1,838
Russian Federation 7.50% 2021	RUB287,300	4,628
Russian Federation 7.00% 2023	510,700	8,028
Russian Federation 8.15% 2027	571,500	9,453
Russian Federation 4.375% 2029[5]	$6,600	6,391
Russian Federation 8.50% 2031	RUB497,550	8,485
Russian Federation 5.25% 2047	$6,400	6,182
Saudi Arabia (Kingdom of) 3.25% 2026[5]	2,300	2,160
Saudi Arabia (Kingdom of) 3.625% 2028[5]	1,200	1,144
Senegal (Republic of) 6.25% 2024	1,500	1,475
Senegal (Republic of) 4.75% 2028[3]	€5,300	5,786
South Africa (Republic of) 4.665% 2024	$1,500	1,479
South Africa (Republic of) 2.00% 2025[1]	ZAR7,256	507
South Africa (Republic of) 8.25% 2032	42,000	2,794
South Africa (Republic of) 8.50% 2037	49,000	3,243
South Africa (Republic of), Series R-186, 10.50% 2026	199,400	15,936
South Africa (Republic of), Series R-214, 6.50% 2041	170,395	8,864
South Africa (Republic of), Series R-2048, 8.75% 2048	144,000	9,556
South Korea (Republic of), Series 2209, 2.00% 2022	KRW4,400,000	3,901
South Korea (Republic of), Series 2712, 2.375% 2027	10,700,000	9,467
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$1,900	1,911
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	500	504
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	1,700	1,632
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	1,200	1,124
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	873
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[5]	1,350	1,296
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	960
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	2,900	2,654
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[5]	2,800	2,562
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[5]	2,045	1,935
Thailand (Kingdom of) 1.20% 2021[1]	THB56,326	1,709
Thailand (Kingdom of) 1.875% 2022	217,500	6,541
Thailand (Kingdom of) 3.85% 2025	36,600	1,209
Thailand (Kingdom of) 2.125% 2026	338,550	9,866
Thailand (Kingdom of) 3.40% 2036	170,000	5,242
Turkey (Republic of) 10.50% 2020	TRY7,400	1,456
Turkey (Republic of) 9.20% 2021	15,600	2,727
Turkey (Republic of) 6.25% 2022	$2,500	2,512
Turkey (Republic of) 8.50% 2022	TRY3,900	643
Turkey (Republic of) 9.50% 2022	5,925	1,038
Turkey (Republic of) 11.00% 2022	975	178
Turkey (Republic of) 2.00% 2024[1]	12,270	2,503
Turkey (Republic of) 5.75% 2024	$3,100	2,995
Turkey (Republic of) 9.00% 2024	TRY11,525	1,831
Turkey (Republic of) 7.375% 2025	$800	829
Turkey (Republic of) 8.00% 2025	TRY6,200	908
Turkey (Republic of) 2.70% 2026[1]	7,020	1,485
Turkey (Republic of) 4.25% 2026	$2,950	2,528
Turkey (Republic of) 4.875% 2026	4,900	4,323
United Mexican States 4.50% 2025[1]	MXN18,044	955
American Funds Emerging Markets Bond Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.15% 2027	$1,730	$1,708
United Mexican States 3.75% 2028	1,000	947
United Mexican States 4.00% 2046[1]	MXN55,334	2,911
United Mexican States 4.60% 2046	$550	507
United Mexican States 5.75% 2110	450	444
United Mexican States, Series M, 6.50% 2021	MXN202,200	9,867
United Mexican States, Series M, 6.50% 2022	255,400	12,348
United Mexican States, Series M, 8.00% 2023	67,000	3,425
United Mexican States, Series M20, 10.00% 2024	157,000	8,885
United Mexican States, Series M, 5.75% 2026	142,100	6,396
United Mexican States, Series M, 7.50% 2027	87,000	4,358
Uruguay (Oriental Republic of) 9.875% 2022	UYU119,576	3,785
Uruguay (Oriental Republic of) 9.875% 2022	101,603	3,216
Uruguay (Oriental Republic of) 4.375% 2028[1,3]	128,031	4,439
Uruguay (Oriental Republic of) 8.50% 2028	128,920	3,553
Uruguay (Oriental Republic of) 8.50% 2028	28,694	791
Zambia (Republic of) 11.00% 2021	ZMW19,800	1,592
Zambia (Republic of) 11.00% 2021	19,170	1,525
Zambia (Republic of) 11.00% 2021	305	24
Zambia (Republic of) 11.00% 2022	3,700	287
Zambia (Republic of) 8.50% 2024	$450	402
Zambia (Republic of) 13.00% 2026	ZMW3,500	253
Zambia (Republic of) 8.97% 2027[3]	$300	266
		628,702
Corporate bonds & notes 4.91% Energy 3.16%
KazMunayGas National Co JSC 4.75% 2027	3,300	3,230
Petrobras Global Finance Co. 6.125% 2022	413	421
Petrobras Global Finance Co. 4.375% 2023	3,775	3,536
Petrobras Global Finance Co. 6.25% 2024	25	25
Petrobras Global Finance Co. 5.299% 2025[5]	850	787
Petrobras Global Finance Co. 8.75% 2026	5,650	6,128
Petrobras Global Finance Co. 6.85% 2115	205	173
Petróleos Mexicanos 5.375% 2022	2,150	2,210
Petróleos Mexicanos 7.19% 2024	MXN73,770	3,269
Petróleos Mexicanos 6.875% 2026	$950	1,001
Petróleos Mexicanos 7.47% 2026	MXN42,900	1,869
Petróleos Mexicanos 6.35% 2048[5]	$208	189
YPF SA 8.50% 2025	200	191
		23,029
Utilities 1.60%
Cemig Geracao e Transmissao SA 9.25% 2024[5]	420	428
Colbun SA 3.95% 2027[5]	670	626
Enel Chile SA 4.875% 2028	3,250	3,281
Enersis Américas SA 4.00% 2026	615	587
State Grid Overseas Investment Ltd. 3.50% 2027[5]	4,230	4,041
State Grid Overseas Investment Ltd. 3.50% 2027	2,800	2,675
		11,638
American Funds Emerging Markets Bond Fund — Page 5 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.15%	Principal amount (000)	Value (000)
Vale SA 6.25% 2026	$800	$868
Vale SA 6.875% 2036	95	107
Vale SA 6.875% 2039	100	114
		1,089
Total corporate bonds & notes		35,756
U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%
U.S. Treasury 2.00% 2020[6]	1,000	992
Total U.S. Treasury bonds & notes		992
Total bonds, notes & other debt instruments (cost: $725,385,000)		665,450
Short-term securities 6.10%
Argentinian Treasury Bills 2.69%–4.23% due 7/13/2018–8/10/2018	425	425
Argentinian Treasury Bills (5.71)% due 9/14/2018	ARS69,604	2,524
Egyptian Treasury Bills 15.11%–16.18% due 7/17/2018–12/25/2018	EGP197,750	10,432
Mizuho Bank, Ltd. 1.95% due 7/6/2018[5]	$10,000	9,996
Nigerian Treasury Bills 11.51%–16.91% due 7/5/2018–1/3/2019	NGN3,617,970	9,775
Swedbank AB 1.85% due 7/2/2018	$11,300	11,298
Total short-term securities (cost: $45,725,000)		44,450
Total investment securities 97.45% (cost: $771,110,000)		709,900
Other assets less liabilities 2.55%		18,584
Net assets 100.00%		$728,484
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD1,716	ZAR21,700	UBS AG	7/9/2018	$136
USD1,306	TRY5,675	Bank of America, N.A.	7/9/2018	76
USD1,668	BRL5,950	JPMorgan Chase	7/12/2018	135
USD1,674	BRL5,975	Bank of America, N.A.	7/12/2018	134
USD8,973	BRL30,725	Goldman Sachs	7/13/2018	1,058
USD3,981	ZAR48,375	Goldman Sachs	7/13/2018	460
USD3,458	ZAR45,700	Goldman Sachs	7/16/2018	134
USD4,568	KRW4,932,600	Bank of America, N.A.	7/19/2018	141
USD5,976	ZAR80,850	Bank of America, N.A.	7/19/2018	98
USD309	INR21,000	Citibank	7/19/2018	3
USD3,746	MYR15,000	JPMorgan Chase	7/20/2018	34
USD1,993	INR135,040	JPMorgan Chase	7/20/2018	27
USD1,689	ZAR23,200	Bank of America, N.A.	7/20/2018	3
EUR2,250	USD2,640	Citibank	7/23/2018	(7)
USD3,714	EUR3,200	JPMorgan Chase	7/23/2018	(31)
USD4,062	EUR3,500	Morgan Stanley	7/23/2018	(33)
USD4,734	INR324,900	Citibank	7/24/2018	6
USD3,590	ZAR49,000	JPMorgan Chase	7/25/2018	30
USD5,574	INR385,000	Citibank	7/25/2018	(27)
American Funds Emerging Markets Bond Fund — Page 6 of 8

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD4,692	THB155,000	Morgan Stanley	7/31/2018	$10
USD1,134	EUR895	Citibank	3/6/2019	67
USD1,439	EUR1,125	Goldman Sachs	3/8/2019	99
USD860	EUR680	Goldman Sachs	3/8/2019	50
USD3,301	EUR2,600	JPMorgan Chase	3/15/2019	199
USD1,841	EUR1,450	JPMorgan Chase	3/15/2019	111
USD7,444	EUR5,900	Citibank	3/29/2019	397
USD5,302	EUR4,190	Citibank	3/29/2019	298
USD2,171	EUR1,695	JPMorgan Chase	3/29/2019	146
USD1,137	EUR900	Citibank	3/29/2019	62
USD1,861	EUR1,465	Goldman Sachs	4/12/2019	110
				$3,926
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2018 (000)
8.14%	28-day MXN-TIIE	2/3/2028	MXN25,000	$10	$—	$10
8.10%	28-day MXN-TIIE	5/4/2028	75,000	18	—	18
					$—	$28

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $87,564,000, which represented 12.02% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $808,000, which represented .11% of the net assets of the fund.

Key to abbreviations and symbols
ARS = Argentine pesos	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
CLP = Chilean pesos	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	THB = Thai baht
GHS = Ghanaian cedi	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	TRY = Turkish lira
INR = Indian rupees	USD/$ = U.S. dollars
KES = Kenyan shillings	UYU = Uruguayan pesos
KRW = South Korean won	ZAR = South African rand
MXN = Mexican pesos	ZMW = Zambian kwacha
American Funds Emerging Markets Bond Fund — Page 7 of 8

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-114-0818O-S66012	American Funds Emerging Markets Bond Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Emerging Markets Bond Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Emerging Markets Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2018